Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Assets and liabilities measured at fair value on a recurring basis include derivative assets, equity securities, available-for-sale debt investments, warrant liabilities and derivative liability.

The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2024 and 2025.

		Fair Value Measurement at Reporting Date Using
	Fair Value as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Assets
Prepayments and other current assets, net –derivative asset	175	175	—	—
Long-term investments, net – equity securities	17,507	17,507	—	—
Long-term investments, net – available-for-sale debt investments	42,833	—	—	42,833

Liabilities
Warrant liabilities – public warrants	676	676	—	—
Warrant liabilities – private warrants	449	—	—	449
Accrued expenses and other current liabilities – derivative liability	871	—	—	871

		Fair Value Measurement at Reporting Date Using
	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Assets
Long-term investments, net – equity securities	728	728	—	—

Liabilities
Warrant liabilities – public warrants	750	750	—	—
Warrant liabilities – private warrants	451	—	—	451

Valuation techniques

Derivative asset: Derivative asset represents a forward contract. The fair value is determined using quoted prices for the underlying securities in active markets and accordingly, the Company classifies the valuation techniques that use these inputs as Level 1.

Equity securities: The Company values the listed equity securities using quoted prices for the underlying securities in active markets and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Available-for-sale debt investments: As the Company’s available-for-sale debt investment is not traded in an active market with readily observable quoted prices, the Company uses significant unobservable inputs (Level 3) to measure its fair value at inception and at each subsequent balance sheet date. See Note 9 for information about the significant unobservable inputs used in the respective fair value measurements.

Public Warrants and Private Warrants: Public Warrants is classified as Level 1 due to the use of the observed trading price. For Private Warrants, see Note 14 for information about the significant unobservable inputs (Level 3) used in the fair value measurements.

Derivative liability: Derivative liability represents the bifurcated feature embedded in the Initial Note. The fair value of derivative liability is measured using income approach. See Note 16 for information about the significant unobservable inputs used in the respective fair value measurements.

The other financial assets and liabilities of the Group primarily consist of cash, restricted cash, short-term investments, accounts receivable, notes receivable, amounts due from related parties, receivables included in prepayments and other current assets and other non-current assets, short-term borrowings, long term borrowings, accounts payable, notes payable, amounts due to related parties, convertible notes payable, operating lease liabilities, payables included in accrued expenses and other current liabilities and other non-current liabilities. As of December 31, 2024 and 2025, the fair values of long-term borrowings and operating lease liabilities approximate to their carrying values, which is due to that the underlying interest rates approximated to the market rates for similar instruments with similar maturities. The carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments or their interest rates are comparable to the prevailing interest rates in the market.

The Group’s non‑financial assets, such as property and equipment and intangible assets, would be measured at fair value only if they were determined to be impaired. See Note 11 for information about the significant unobservable inputs used in the fair value measurement of intangible assets – developed technology.